Capital and Reserves (Details) - Schedule of outstanding share purchase warrants	12 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Schedule Of Outstanding Share Purchase Warrants Abstract
Number Outstanding, Beginning Balance | shares
Weighted Average Exercise Price, Beginning Balance | $ / shares
Number Outstanding, Beginning Balance | $
Number Outstanding, Issued Beginning | shares	17,800,000
Weighted Average Exercise Price, Issued | $ / shares	$ 1.79
Number Outstanding, Issued Ending | $	$ 6,063,086
Number Outstanding, Ending Balance | shares	17,800,000
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1.79
Number Outstanding, Ending Balance | $	$ 6,063,086